ROYALTY, STREAM, AND OTHER INTERESTS (Narrative) (Details) $ / shares in Units, $ in Millions	1 Months Ended												12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 CAD ($)	Oct. 31, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Feb. 28, 2021 CAD ($)	Feb. 28, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition													$ 1,466,208	$ 36,506,829
Monarch Mining Corporation's [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest				1.00%
Purchase price of acquisition paid in cash				$ 1.0
Lac Pelletier Acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest		1.00%	1.00%
Purchase price of acquisition paid in cash		$ 0.3
Transaction costs on acquisition			$ 32,709
First Majestic Silver Corp [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares	4,168,056
Share price per share | $ / shares	$ 5.19
Transaction costs on acquisition	$ 329,897
First Majestic Silver Corp [Member] | La Encantada Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of GVR royalty interest													100.00%
First Majestic Silver Corp [Member] | Del Toro Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
First Majestic Silver Corp [Member] | San Martin Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
First Majestic Silver Corp [Member] | La Luz Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
Sierra Madre Gold and Silver Ltd [Member] | La Guitarra Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
GR Silver Mining Ltd [Member] | Plomosas Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
Golden Tag Resources Ltd [Member] | La Parrilla Mine [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
Silver Dollar Resources [Member] | La Joya Project [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest													2.00%
Amalgamated Kirkland acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest											0.45%	0.45%
Purchase price of acquisition paid in cash											$ 0.7
Transaction costs on acquisition												$ 23,936
North Amalgamated Kirkland property [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest											0.45%	0.45%
Del Carmen acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest											0.50%	0.50%
Purchase price of acquisition paid in cash											$ 1.6
Transaction costs on acquisition												$ 60,067
Tocantinzinho acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of GVR royalty interest										0.75%
Purchase price of agreement										$ 9,000,000
Purchase price of acquisition paid in cash								$ 3,000,000		6,000,000
Transaction costs on acquisition										123,354
CentroGold acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Purchase price of acquisition paid in cash										7,000,000
Transaction costs on acquisition										83,552
Purchase price of agreement payable in shares										7,000,000
Payments of milestone										$ 11,000,000
CentroGold acquisition [Member] | Thereafter [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.00%
CentroGold acquisition [Member] | Minimum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										1.00%
CentroGold acquisition [Member] | Maximum [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest										2.00%
CentroGold acquisition [Member] | Payable upon the achievement of commercial production/certain milestones [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Payments of milestone										$ 4,000,000
La Fortuna acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest									2.50%
Purchase price of agreement									$ 2,250,000
Purchase price of acquisition paid in cash									1,250,000
Remaining amount of purchase price of acquisition									1,000,000
Transaction costs on acquisition									$ 43,776
Net smelter return acquired capped percentage									2.50%
Net smelter return acquired uncapped addition percentage									1.00%
Net smelter return acquired uncapped increase in percentage									3.50%
Net smelter return acquired capped amount									$ 4,500,000
Côté-Gosselin acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest						1.35%	1.35%
Purchase price of acquisition paid in cash						$ 7.5
Transaction costs on acquisition							$ 49,208
Castle Mountain acquisition [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Percentage of NSR royalty interest					5.00%
Purchase price of agreement					$ 15,000,000
Purchase price of acquisition paid in cash					10,000,000
Remaining amount of purchase price of acquisition					5,000,000
Transaction costs on acquisition					$ 130,253
Percentage of remaining payment interest until fully repaid					4.00%
Joaquin and COSE impairments [Member]
Disclosure Of Royalty Interests And Deferred Acquisition Costs [Line Items]
Impairment charge													$ 3,660,365